Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended			2 Months Ended				3 Months Ended				4 Months Ended			5 Months Ended			6 Months Ended		7 Months Ended			8 Months Ended				9 Months Ended		10 Months Ended			11 Months Ended		12 Months Ended				13 Months Ended		14 Months Ended			15 Months Ended			16 Months Ended		17 Months Ended			18 Months Ended		19 Months Ended			20 Months Ended		22 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	31 Months Ended	32 Months Ended		34 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	43 Months Ended	44 Months Ended		46 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	55 Months Ended	56 Months Ended		60 Months Ended	62 Months Ended	65 Months Ended	67 Months Ended	68 Months Ended	72 Months Ended	74 Months Ended	77 Months Ended	79 Months Ended	80 Months Ended	84 Months Ended	86 Months Ended	91 Months Ended	92 Months Ended	96 Months Ended	98 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2025	Apr. 04, 2024	Dec. 31, 2021	Jul. 29, 2021	Feb. 16, 2021	Jun. 14, 2019	Mar. 29, 2018	Aug. 30, 2017	Feb. 28, 2017	Oct. 31, 2015	Jul. 31, 2025	Apr. 30, 2024	Apr. 30, 2024	Aug. 31, 2025	May 31, 2024	May 31, 2024	Oct. 31, 2017	Sep. 30, 2025	Jun. 30, 2024	Jun. 30, 2024	Oct. 31, 2021	Oct. 31, 2025	Jul. 31, 2024	Jul. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Oct. 31, 2019	Sep. 30, 2024	Sep. 30, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2018	Nov. 30, 2024	Nov. 30, 2024	Oct. 31, 2021	Oct. 31, 2017	Dec. 31, 2024	Dec. 31, 2024	Jan. 31, 2025	Jan. 31, 2025	Oct. 31, 2022	Feb. 28, 2025	Feb. 28, 2025	Oct. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Oct. 31, 2016	Apr. 30, 2025	Apr. 30, 2025	May 31, 2025	May 31, 2025	Oct. 31, 2018	Jun. 30, 2025	Jun. 30, 2025	Oct. 31, 2022	Jul. 31, 2025	Jul. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Oct. 31, 2020	Sep. 30, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
C000095957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger International Opportunities Fund Class Z
Accumulated Value										$ 499,999.99																																					$ 470,609.08																						$ 579,585.48								$ 498,289.34								$ 561,276.46							$ 708,495.4					$ 958,905.41					$ 632,623.65				$ 658,660.89			$ 846,208.66	$ 1,009,732.13
C000039971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger International Opportunities Fund Class I
Accumulated Value										10,000																																					9,387.56																						11,531.62								9,885.55								11,112.69							13,999.42					18,890.24					12,415.43				12,862.32			16,461.82	19,565.58
C000024902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger International Opportunities Fund Class C
Accumulated Value										10,000																																					9,296.34																						11,313.73								9,607.86								10,671.57							13,305.44					17,811.3					11,610.28				11,920.02			15,243.73	18,121.38
C000024901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger International Opportunities Fund Class B
Accumulated Value										10,000.01																																					9,314.37																						11,336.88								9,635.99								10,775.05							13,558.36					18,306.72					12,027.04				12,460.53			15,934.96	18,943.09
C000024900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger International Opportunities Fund Class A
Accumulated Value										9,476.57																																					8,877.79																						10,887.19								9,325.07								10,443.11							13,126.24					17,703.2					11,636.89				12,057.14			15,419.07	18,329.82
C000024903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Small Cap Growth Fund Class A
Accumulated Value										9,478.67																																					9,107.26																						12,439.19								14,297.7								15,719.45							22,447.24					29,018.54					17,448.65				15,610.91			20,043.73	22,593.67
C000024904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Small Cap Growth Fund Class B
Accumulated Value										10,000																																					9,519.84																						12,921.23								14,721.13								16,121.59							23,002.84					29,760.17					17,882.33				15,985.72			20,524.96	23,136.13
C000024905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Small Cap Growth Fund Class C
Accumulated Value										10,000																																					9,521.27																						12,902.46								14,736.97								16,044.31							22,744.3					29,206.76					17,430.58				15,469.24			19,861.83	22,388.63
C000095958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Small Cap Growth Fund Class Y
Accumulated Value			$ 500,000.01																																						$ 336,343.93																											$ 302,023.12								$ 389,172.52								$ 441,086.4
C000232602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Small Cap Growth Fund Class Z
Accumulated Value										500,000																																					482,238.56																						661,443.64								762,624.27								841,377.19							1,206,324.4					1,564,155.83					943,844.3				847,326.31			1,090,809.35	1,233,532.07
C000111113 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Growth & Income Fund Class Z
Accumulated Value										499,999.99																																					514,555.05																						635,713.54								674,863.38								771,978.9							821,324.85					1,187,175.07					1,053,576.63				1,177,317.19			1,568,923.32	1,931,509.91
C000024908 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Growth & Income Fund Class C
Accumulated Value										10,000																																					10,187.26																						12,456.74								13,074.29								14,789.86							15,556.95					22,247.41					19,536.42				21,599.7			28,694.3	35,215.67
C000024906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Growth & Income Fund Class A
Accumulated Value										9,474.74																																					9,722.62																						11,979.99								12,672.58								14,439.57							15,303.54					22,055.48					19,512.1				21,734.71			28,873.69	35,435.77
C000024909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Mid Cap Growth Fund Class A
Accumulated Value										9,475.56																																					9,066.67																						11,973.33								12,665.21								14,052.04							19,861.86					28,611.3					17,416.02				17,448.22			23,629.13	29,616.9
C000024910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Mid Cap Growth Fund Class B
Accumulated Value										10,000																																					9,492.51																						12,456.75								13,076.81								14,470.24							20,462.33					29,514.68					17,955.38				17,981.86			24,351.82	30,522.71
C000024911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Mid Cap Growth Fund Class C
Accumulated Value										10,000																																					9,498.83																						12,435.9								13,050.6								14,359.09							20,139.66					28,781.81					17,385.45				17,275.76			23,395.59	29,324.17
C000156504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Mid Cap Growth Fund Class Z
Accumulated Value										500,000																																					479,850.05																						635,895.03								674,253.43								750,273.05							1,063,504.8					1,537,273.08					938,550.99				943,596.96			1,280,836.16	1,611,347.4
C000095959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Capital Appreciation Fund Class Z
Accumulated Value										499,999.99																																					499,603.97																						650,720.43								706,118.22								816,886.23							1,104,906.08					1,501,039.6					980,675.64				1,151,702.4			1,827,426.26	2,758,987.76
C000024914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Capital Appreciation Fund Class C
Accumulated Value										10,000.01																																					9,882.92																						12,736.64								13,672.41								15,646.32							20,938.06					28,147.7					18,193.77				21,109.59			33,365.53	50,168.46
C000024912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Capital Appreciation Fund Class A
Accumulated Value										9,474.83																																					9,434.59																						12,249.45								13,247.5								15,273.22							20,587.29					27,878.09					18,154.04				21,231.86			33,558.81	50,459.05
C000024915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Health Sciences Fund Class A
Accumulated Value										9,473.23																																					8,140.99																						12,793.71								14,702.49								14,990.69							19,201.92					24,792.9					18,021.47				15,748.26			18,704.3	18,272.13
C000024917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Health Sciences Fund Class C
Accumulated Value										9,999.99																																					8,529.99																						13,294.43								15,159.28								15,341.34							19,502.61					24,985.39					18,028.19				15,616.16			18,547.41	18,118.86
C000156505 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Health Sciences Fund Class Z
Accumulated Value										500,000																																					431,853.82																						681,146.31								785,486.34								803,842.24							1,032,965.93					1,337,962.11					975,994.1				856,062.62			1,020,566.34	1,001,267.02
C000193201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Weatherbie Specialized Growth Fund Class Z
Accumulated Value										500,000.01																																					497,158.98																						676,692.55								780,732.76								873,968.37							1,197,375.99					1,799,839.52					1,047,184.07				918,856.72			1,179,624.48	1,242,965.54
C000095960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Weatherbie Specialized Growth Fund Class Y
Accumulated Value								$ 500,000									$ 535,452.32																																			$ 618,154.56																		$ 693,073.93								$ 950,089.44								$ 1,428,501.05							$ 831,276.53					$ 729,818.85					$ 938,145.27				$ 988,874.11
C000051550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Weatherbie Specialized Growth Fund Class I
Accumulated Value										10,000																																					9,921.46																						13,456.35								15,466.85								17,262.92							23,596.39					35,349.41					20,497.18				17,915.8			22,924.7	24,070.08
C000024920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Weatherbie Specialized Growth Fund Class C
Accumulated Value										10,000.01																																					9,827.93																						13,232.54								15,100.07								16,716.29							22,671.23					33,708.47					19,397.45				16,807.01			21,507	22,586.5
C000024918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Weatherbie Specialized Growth Fund Class A
Accumulated Value										9,473.08																																					9,385.65																						12,730.49								14,643.16								16,337.6							22,312.71					33,425.12					19,375.99				16,947.71			21,687.04	22,775.58
C000059337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Small Cap Focus Fund Class A
Accumulated Value										9,472.32																																					9,653.98																						12,897.93								16,473.51								17,559.59							23,660.61					28,641.8					16,359.71				13,496.04			17,675.46	21,003.51
C000059339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Small Cap Focus Fund Class C
Accumulated Value										10,000																																					10,128.46																						13,418.97								17,018.05								17,998.98							24,090.93					28,950.3					16,434.46				13,481.84			17,656.86	20,981.41
C000059340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Small Cap Focus Fund Class I
Accumulated Value										10,000																																					10,196.08																						13,618.54								17,400.62								18,546.38							25,011.05					30,286.31					17,332.1				14,330.78			18,783.07	22,340.92
C000095961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Small Cap Focus Fund Class Y
Accumulated Value									$ 500,000																											$ 597,061.09																															$ 765,038.71								$ 818,275.98								$ 1,107,262.03								$ 1,344,792.16					$ 772,187.21					$ 640,971.5				$ 842,111.38			$ 1,005,267.76
C000179520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Small Cap Focus Fund Class Z
Accumulated Value										500,000																																					511,081.56																						684,397.16								876,951.28								937,976.28							1,269,092.15					1,541,338.12					884,571.86				734,174.85			964,717.63	1,151,229.71
C000199574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger 35 Fund Class Z
Accumulated Value							$ 500,000																									$ 519,000																																	$ 587,480.62								$ 882,516.56								$ 1,273,208.44								$ 775,472.02						$ 786,210.37					$ 1,263,784.44				$ 2,012,180.66
C000228969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Mid Cap Focus Fund Class A
Accumulated Value				$ 9,472.96																	$ 10,737.85																																		$ 6,198.54																$ 5,784.96								$ 8,317.48								$ 10,834.68
C000228970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Mid Cap Focus Fund Class C
Accumulated Value				10,000																	11,315.92																																		6,475.18																6,000.73								8,556.29								11,063.34
C000206144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Mid Cap Focus Fund Class I
Accumulated Value						$ 10,000																					$ 9,720																																	$ 15,100												$ 23,761.21								$ 13,715.64								$ 12,811.81						$ 18,426.86					$ 24,008.02
C000225967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Mid Cap Focus Fund Class Y
Accumulated Value					$ 500,000																														$ 570,460.05																															$ 330,482.52								$ 309,726.28								$ 447,202.69								$ 585,487.8
C000206145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Mid Cap Focus Fund Class Z
Accumulated Value						500,000																					486,500																																	757,500												1,195,096.25								692,018.31								648,555.5						934,732.73					1,222,038.86
C000248570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Concentrated Equity Fund Class Z
Accumulated Value		$ 500,000											$ 482,000			$ 525,000				$ 557,000				$ 537,500		$ 555,500			$ 583,000		$ 592,500			$ 647,500			$ 653,717.15			$ 673,283.51		$ 639,167.8				$ 574,950			$ 588,997.64		$ 686,829.45			$ 748,538.74		$ 796,200.39			$ 810,248.04			$ 891,523.69	$ 915,605.37
C000248569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Concentrated Equity Fund Class Y
Accumulated Value		500,000											482,000			525,000				557,000				537,500		556,000			583,500		592,500			647,500			653,717.15			673,283.51		639,167.8				574,950			588,997.64		686,327.75			748,538.74		796,200.39			809,746.33			891,021.99	915,605.37
C000248568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Concentrated Equity Fund Class I
Accumulated Value		10,000											9,640			10,500				11,130				10,750		11,100			11,650		11,830			12,930			13,044.34			13,435.67		12,753.35				11,468.99			11,749.94		13,686.53			14,920.72		15,873.96			16,144.88			17,760.37	18,242.01
C000248567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Concentrated Equity Fund Class C
Accumulated Value		10,000											9,640			10,490				11,110				10,720		11,070			11,610		11,780			12,870			12,974.34			13,355.64		12,663.27				11,378.88			11,659.84		13,576.39			14,780.51		15,713.7			15,974.59			17,560.01	18,021.58
C000248571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger Concentrated Equity Fund Class A
Accumulated Value		9,478.67											9,137.44			9,952.6				10,549.76				10,189.57		10,521.32			11,042.65		11,213.27			12,255.92			12,364.3			12,735.23		12,088.48				10,871.07			11,137.38		12,973			14,142.86		15,046.4			15,303.2			16,834.47	17,291
C000248576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger AI Enablers & Adopters Fund Class A
Accumulated Value		9,478.67										$ 9,090.04			$ 9,886.25				$ 10,587.67				$ 10,189.57		$ 10,483.41			$ 11,118.48		$ 11,289.1			$ 12,530.8					$ 12,579.32	$ 13,160.35				$ 12,317.86			11,010.54		$ 11,397.89		$ 13,344.35			$ 14,787.24				$ 15,842.78	$ 16,230.13			$ 18,070.06			$ 18,544.57
C000248572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger AI Enablers & Adopters Fund Class C
Accumulated Value		10,000										9,590			10,420				11,150				10,730		11,030			11,690		11,860			13,150					13,201.15	13,793.77				12,904.84			11,525.46		11,923.95		13,947.04			15,449.03				16,542.31	16,930.58			18,851.49			19,331.72
C000248573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger AI Enablers & Adopters Fund Class I
Accumulated Value		10,000										9,590			10,430				11,170				10,750		11,060			11,730		11,910			13,220					13,271.19	13,884.18				12,995.35			11,605.91		12,014.57		14,057.86			15,580.12				16,693.71	17,102.37			19,043.5			19,544.11
C000248574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger AI Enablers & Adopters Fund Class Y
Accumulated Value		500,000										480,000			522,000				559,000				538,000		554,000			587,500		596,500			662,000					664,560.13	695,719.37				651,279.14			581,809.37		602,241.65		705,424.7			782,045.78				838,234.57	858,666.85			956,741.83			982,282.19
C000248575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger AI Enablers & Adopters Fund Class Z
Accumulated Value		500,000										480,000			522,000				559,000				538,000		554,000			587,500		596,500			662,500					665,060.43	695,708.37				651,268.85			582,310.97		603,253.74		705,924.36			782,544.22				838,732.12	859,164.09			957,237.51			982,777.47
C000261740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger International Small Cap Fund Class Z
Accumulated Value	$ 500,000										$ 494,000			$ 496,500				$ 502,500				$ 492,000
C000261739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Alger International Small Cap Fund Class A
Accumulated Value	9,478.67										9,364.93			9,402.84				9,516.58				9,317.53
MSCI ACWI ex USA C000095957 [Member]
Account Value [Line Items]
Accumulated Value										500,000																																					503,600																						625,471								576,684								644,964							630,839					821,542					621,496				700,178			875,082	1,099,411
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												MSCI ACWI ex USA
Accumulated Value	10,000									10,000	9,974			10,327				10,703				10,921																									10,072																						12,509.424								11,533.68893								12,899.2777							12,616.78352					16,430.83717					12,429.92832				14,003.55725			17,501.64585	21,988
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												S&P 500 Index
Accumulated Value		10,000	500,000	10,000	500,000	10,000	500,000	500,000	500,000	10,000			9,789			10,275	525,250			10,643	10,457			10,773		11,035	10,591		11,271		11,169	518,950		11,824	609,750	551,750	11,543			11,865	411,500	11,709				11,050	10,451		10,975		11,665	563,856		12,259	8,929	12,534			12,788	11,619		13,255	13,563		593,315.535	520,666	592,303.625	453,226.1	12,920.5713	644,656	9,835	16,605	650,926.4734	573,461	677,180.7345	625,542.6632	13,870.23329	707,253	13,574	14,179	930,239.0232	791,491	742,934.9838	759,708	15,857.83772	1,010,735	16,486	15,617	794,331.1019	961,251	1,061,728.385	17,397.63376	863,066	21,555	874,876.2756	906,609.8682	24,862.95841	950,581	26,180	1,207,504.236	998,540.1089	21,230.48019	1,311,992	1,466,594	1,378,185.058	23,383.25088	1,593,325	1,673,747	32,273.56286	39,196.2421
Standard And Poor s 500 C000111113 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																					646,028.57								693,511.66								792,891.89							869,881.69					1,243,147.92					1,061,524.01				1,169,162.54			1,613,678.14
Standard And Poor s 500 C000024909 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																					12,921								13,870								15,858							17,398					24,863					21,230				23,383			32,274	39,196
Standard And Poor s 500 C000156504 Index [Member]
Account Value [Line Items]
Accumulated Value																																															494,300																						516,593								638,664								685,606							783,853					859,965					1,228,976				1,049,423			1,155,834
Standard And Poor s 500 C000095959 Index [Member]
Account Value [Line Items]
Accumulated Value										500,000																																					522,550																						646,028.565								693,511.6645								792,891.8861							869,881.6882					1,243,147.921					1,061,524.009				1,169,162.544			1,613,678.143	1,959,784
Russell 3000 Healthcare Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Russell 3000 Healthcare Index
Accumulated Value										10,000																																					9,549																						11,837								13,246								14,271							16,464					21,545					20,291				19,181			23,470	23,570
Russell 3000 Healthcare C000156505 Index [Member]
Account Value [Line Items]
Accumulated Value										500,000																																					477,477																						591,901								662,347								713,629							823,321					1,077,426					1,014,745				959,231			1,173,732	1,178,488
Standard And Poor s 500 C000206145 Index [Member]
Account Value [Line Items]
Accumulated Value						500,000																					529,550																																	580,969												830,263								708,962								780,850						1,077,730					1,309,010
Standard And Poor s 500 C000248568 Index [Member]
Account Value [Line Items]
Accumulated Value															10,274.53				10,643.39				10,773.24		11,035.03			11,271.18		11,168.61			11,824.21					11,542.79	11,864.84				11,709.41		$ 11,050.17			10,975.03		11,665.36			12,259.12				12,533.73	12,788.16			13,254.93
Standard And Poor s 500 C000248569 Index [Member]
Account Value [Line Items]
Accumulated Value		500,000										489,450			513,727				532,170				538,662		551,751			563,559		558,431			591,210					577,140	593,242				585,470		552,508			548,751		583,268			612,956				626,686	639,408			662,746			678,166
Standard And Poor s 500 C000248576 Index [Member]
Account Value [Line Items]
Accumulated Value															10,274.5344				10,643.39018				10,773.23955		11,035.02927			11,271.17889		11,168.61116			11,824.20864					11,542.79247	11,864.83638				11,709.40703			11,050.16741		10,975.02627		11,665.35543			12,259.12202				12,533.72635	12,788.161			13,254.92887
Standard And Poor s 500 C000248574 Index [Member]
Account Value [Line Items]
Accumulated Value															513,726.72				532,169.5092				538,661.9773		551,751.4633			563,558.9446		558,430.5582			591,210.432					577,139.6237	593,241.8192				585,470.3514			552,508.3706		548,751.3137		583,267.7713			612,956.1009				626,686.3175	639,408.0498			662,746.4436
MSCI ACWI ex USA C000261740 [Member]
Account Value [Line Items]
Accumulated Value	500,000										498,720			516,348				535,166				546,065
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Russell 2000 Growth Index
Accumulated Value			$ 500,000						$ 500,000	10,000																										$ 569,650					$ 387,150						9,951																				$ 593,177	$ 357,610.455	13,035.81						$ 631,140	$ 488,102.51	13,574.18895						$ 715,523	$ 579,941	14,442.93705						$ 990,642	16,373.95773				$ 732,877	22,669.74448				$ 676,958	16,771.07696			$ 923,981	15,491.44379		$ 1,097,808	21,144.27163	25,121
Russell 2000 Growth C000232602 Index [Member]
Account Value [Line Items]
Accumulated Value										500,000																																					497,550																						651,790.5								678,709.4477								722,146.8523							818,697.8865					1,133,487.224					838,553.8482				774,572.1895			1,057,213.582	1,256,065
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Russell Midcap Growth Index
Accumulated Value				$ 10,000	$ 500,000	10,000				10,000											$ 10,466						10,306								$ 578,550												10,040								$ 7,437					12,485						$ 411,118			12,676		$ 7,686	17,407		$ 424,890			13,454		$ 10,659	12,370		$ 589,195			16,001		$ 12,747	12,784		$ 704,620		19,383		17,728			27,026		21,200			19,205				19,848			27,523	32,917
Russell Midcap Growth C000156504 Index [Member]
Account Value [Line Items]
Accumulated Value										500,000																																					502,015																						633,772								672,682								800,026							969,127					1,351,219					960,177				992,342			1,376,082	1,645,702
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Russell 1000 Growth Index
Accumulated Value		10,000								10,000			$ 9,778			$ 10,364				$ 11,062				$ 10,874		$ 11,100			$ 11,414		$ 11,377			$ 12,115			$ 12,222			$ 12,464		$ 12,016				$ 11,005	10,228		$ 11,199		$ 12,190			$ 12,968		$ 13,458			$ 13,609			$ 14,332	$ 14,851						13,266.7388								14,687.60653								17,199.18724							22,224.78975					31,828.12141					23,998.40354				28,546.10101			41,040.72942	53,572
Russell 1000 Growth C000095959 Index [Member]
Account Value [Line Items]
Accumulated Value										500,000																																					511,400																						663,336.94								734,380.3263								859,959.3621							1,111,239.488					1,591,406.07					1,199,920.177				1,427,305.051			2,052,036.471	2,678,615
Russell 2500 Growth C000193201 Index [Member]
Account Value [Line Items]
Accumulated Value										500,000																																					500,000																						650,350								686,249.32								767,020.865							933,541.0947					1,280,164.903					929,655.7527				885,032.2766			1,187,801.818	1,375,032
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Russell 2500 Growth Index
Accumulated Value								$ 500,000		$ 10,000							$ 541,200																														10,000					$ 571,074																	13,007	$ 638,290							13,724.9864	$ 776,862							15,340.4173	$ 1,065,311						18,670.82189	$ 773,629				25,603.29806	$ 736,495				18,593.11505	$ 988,450			17,700.64553	$ 1,144,298		23,756.03637	$ 27,501
Russell 2000 Growth C000059337 Index [Member]
Account Value [Line Items]
Accumulated Value																																															$ 10,000																						$ 13,007								$ 13,725								$ 15,340							$ 18,671					$ 25,603					$ 18,593				$ 17,701			$ 23,756
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												Russell 3000 Growth Index
Accumulated Value							$ 500,000																									$ 523,200																																	$ 608,690.88								$ 780,341.7082								$ 1,114,405.993								$ 839,482.0348						$ 984,880.3233					$ 1,412,515.36				$ 1,830,404
Russell Midcap Growth C000206145 Index [Member]
Account Value [Line Items]
Accumulated Value						$ 500,000																					$ 515,300																																	$ 624,234												$ 870,370								$ 618,485								$ 639,204						$ 886,384.471					$ 1,059,979
Russell 1000 Growth C000248568 Index [Member]
Account Value [Line Items]
Accumulated Value															10,363.7				11,062.22				10,874.16		11,100.34			11,414.48		11,376.81			12,115.17					12,221.78	12,463.77				12,016.32		11,004.55			11,199.33		12,190.47			12,968.22				13,458.42	13,609.15			14,331.8
Russell 1000 Growth C000248569 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 500,000										$ 488,900			$ 518,185				$ 553,111				$ 543,708		$ 555,017			$ 570,724		$ 568,841			$ 605,758					$ 611,089	$ 623,189				$ 600,816		$ 550,227			$ 559,966		$ 609,523			$ 648,411				$ 672,921	$ 680,458			$ 716,590			$ 742,543
MSCI WORLD ex USA Small Cap C000261740 [Member]
Account Value [Line Items]
Accumulated Value	500,000										499,900			524,795				536,708				533,224
MSCI WORLD ex USA Small Cap [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																												MSCI WORLD ex USA Small Cap
Accumulated Value	$ 10,000										$ 9,998			$ 10,496				$ 10,734				$ 10,664